Rule 497 Document

On behalf of PIMCO Credit Absolute Return Fund, PIMCO Emerging Markets Currency Fund, PIMCO Foreign Bond Fund (U.S. Dollar-Hedged), PIMCO Foreign Bond Fund (Unhedged), PIMCO Global Bond Fund (U.S. Dollar-Hedged), PIMCO Global Bond Fund (Unhedged), PIMCO GNMA Fund, PIMCO Investment Grade Corporate Bond Fund, PIMCO Long-Term Credit Fund, PIMCO Mortgage Opportunities Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO Real Return Asset Fund, PIMCO Unconstrained Bond Fund and PIMCO Unconstrained Tax Managed Bond Fund (the “Funds”), each a series of PIMCO Funds, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing information in interactive data format. The interactive data files included as exhibits to this filing relate to the Prospectuses filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on May 18, 2018 (Accession No. 0001193125-18-167997), which are incorporated by reference into this Rule 497 Document.

Exhibit List

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document